Accounting Policies, Estimates and Judgments - Additional Information (Detail) $ in Billions	Jan. 01, 2019 USD ($)
IFRS 16 leases [member]
Disclosure of changes in accounting estimates [line items]
Approximate increase to property, plant and equipment and long-term debt	$ 1